Property And Equipment, Net-Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,222	¥ 8,547	¥ 7,915
Accumulated depreciation	(1,110)	(7,765)	(6,855)
Property and equipment, net	112	782	1,060
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	401	2,807	2,923
Office furniture and others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	96	673	579
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 725	¥ 5,067	¥ 4,413